Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVESTMENT INCOME:
Interest income	$ 289,332	$ 640,996	$ 870,824
EXPENSES:
Brokerage and custodial fees	15,348,327	23,947,630	37,951,734
Administrative expenses	1,239,830	1,692,114	1,968,723
Custody fees and other expenses	61,226	85,695	127,291
Management fees	405,490	574,919	651,848
Total expenses	17,054,873	26,300,358	40,699,596
NET INVESTMENT LOSS	(16,765,541)	(25,659,362)	(39,828,772)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	54,277,805	(16,102,920)	(17,215,476)
Foreign exchange translation	71,870	(279,960)	32,225
Net change in unrealized:
Futures and forward currency contracts	(5,408,170)	2,167,110	(6,846,541)
Foreign exchange translation	(253,319)	24,611	35,618
Net gains (losses) from U.S. Treasury notes:
Realized	7,946	21,695	(56,600)
Net change in unrealized	(30,279)	(74,728)	73,373
Total net realized and unrealized gains (losses)	48,665,853	(14,244,192)	(23,977,401)
NET INCOME (LOSS)	31,900,312	(39,903,554)	(63,806,173)
LESS PROFIT SHARE TO MANAGING OWNER	119,598
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	31,780,714	(39,903,554)	(63,806,173)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	26,849,720	(37,501,390)	(61,677,100)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 118.61	$ (108.10)	$ (113.73)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	13,781	(12,523)	(12,353)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 184.35	$ (75.35)	$ (70.56)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	3,119,843	(1,906,540)	(1,737,974)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 189.23	$ (73.04)	$ (67.85)
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 533,677	$ (103,177)	$ (46,823)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 240.96	$ (52.90)	$ (44.98)